UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New
York Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 128.0%
Corporate - 11.5%	Essex County, New York, IDA, Environmental Improvement
	Revenue Bonds (International Paper Company Project), AMT,
	Series A, 6.625%, 9/01/32	$ 100	$ 82,688
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (American Airlines, Inc. - JFK International Airport),
	AMT, 7.625%, 8/01/25	750	692,752
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (Continental Airlines Inc. Project), AMT,
	7.75%, 8/01/31	1,000	925,520
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project),
	AMT, 9.125%, 12/01/15	2,340	2,341,966
	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson),
	AMT, 5.25%, 6/01/27	500	439,050
			4,481,976
County/City/Special	Hudson Yards Infrastructure Corporation, New York, Revenue
District/School District - 20.0%	Bonds, Series A, 4.50%, 2/15/47 (a)	1,000	804,420
	Hudson Yards Infrastructure Corporation, New York, Revenue
	Bonds, Series A, 5%, 2/15/47 (b)	500	423,700
	New York City, New York, City Health and Hospital
	Corporation, Health System Revenue Bonds, Series A,
	5.375%, 2/15/26	1,100	1,109,691
New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 5%, 1/01/39 (c)	250	204,910
New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 6.375%, 1/01/39 (d)	100	109,657
New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 5%, 1/01/46 (c)	150	119,053
New York City, New York, City IDA, PILOT Revenue Bonds
	(Yankee Stadium Project), 5%, 3/01/46 (b)	500	396,650
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Bonds, Series S-3,
	5.25%, 1/15/39	500	489,665
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Refunding Bonds,
	Series S-1, 4.50%, 1/15/38	250	216,080
	New York City, New York, GO, Series A-1, 4.75%, 8/15/25	500	500,630
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
CABS	Capital Appreciation Bonds	M/F	Multi-Family
GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
HFA	Housing Finance Authority	TFABS	Tobacco Flexible Amortization Bonds
IDA	Industrial Development Authority

	BlackRock New York Municipal Bond Trust
	Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York City, New York, GO, Series D, 5.375%, 6/01/32	$ 2,040	$ 2,062,807
	New York City, New York, GO, Sub-Series I-1,
	5.375%, 4/01/36	450	463,311
	New York Convention Center Development Corporation, New
	York, Revenue Bonds (Hotel Unit Fee Secured),
	5%, 11/15/44 (c)	1,000	885,780
			7,786,354
Education - 21.9%	Albany, New York, IDA, Civic Facility Revenue Bonds (New
	Covenant Charter School Project), Series A, 7%, 5/01/25	200	135,340
Albany, New York, IDA, Civic Facility Revenue Bonds (New
	Covenant Charter School Project), Series A, 7%, 5/01/35	130	81,717
	Dutchess County, New York, IDA, Civic Facility Revenue Bonds
	(Vassar College Project), 5.35%, 8/01/11 (e)	1,000	1,103,240
Dutchess County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	500	344,810
New York City, New York, City IDA, Civic Facility Revenue
	Refunding Bonds (Polytechnic University),
	5.25%, 11/01/37 (f)	250	198,897
	New York City, New York, GO, Sub-Series J-1,
	4.50%, 5/15/30	125	117,370
	New York City, New York, IDA, Civic Facility Revenue Bonds
	(Lycee Francais de New York Project),
	Series A, 5.50%, 6/01/15 (f)	250	241,820
	New York City, New York, Trust for Cultural Resources Revenue
	Bonds (The Julliard School), Series A, 5%, 1/01/39	550	557,084
	New York Liberty Development Corporation Revenue Bonds
	(National Sports Museum Project), Series A,
	6.125%, 2/15/19 (g)(h)	385	385
New York State Dormitory Authority, Consolidated Fourth
	General Resolution Revenue Bonds (City University System),
	Series A, 5.25%, 7/01/11 (e)	2,215	2,410,075
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Manhattan College), Series B,
	5.30%, 7/01/37 (i)	200	163,896
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Rochester Institute of Technology), Series A,
	6%, 7/01/33	325	342,661
New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (Mount Sinai School of
	Medicine of New York University), 5%, 7/01/35 (a)	150	145,111
New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Teachers College),
	5.50%, 3/01/39	350	356,528
New York State Dormitory Authority Revenue Bonds (Iona
	College), 5.125%, 7/01/32 (j)	2,500	2,362,525
			8,561,459

BlackRock New York Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Health - 3.5%	Genesee County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (United Memorial Medical Center Project),
	5%, 12/01/27	$ 150	$ 95,727
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (New York University Hospitals Center), Series
	B, 5.625%, 7/01/37	260	227,474
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Presbyterian Hospital of New York), 5.25%,
	2/15/31 (k)(l)	425	429,594
	New York State Dormitory Authority Revenue Bonds (Hudson
	Valley Hospital Center), 5%, 8/15/36 (k)(l)(m)	250	251,153
	Saratoga County, New York, IDA, Civic Facility Revenue Bonds
	(The Saratoga Hospital Project), Series B,
	5.25%, 12/01/32	200	166,322
	Suffolk County, New York, IDA, Continuing Care and
Retirement, Revenue Refunding Bonds (Jeffersons Ferry
	Project), 5%, 11/01/28	260	199,753
			1,370,023
Housing - 7.3%	New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, AMT, Series A,
	5.50%, 11/01/34	2,500	2,404,000
	New York State, HFA, M/F Housing Revenue Bonds (Highland
	Avenue Senior Apartments), AMT, Series A,
	5%, 2/15/39	500	431,010
			2,835,010
State - 23.5%	New York State Dormitory Authority, Non-State Supported
Debt, Lease Revenue Bonds (Municipal Health Facilities
	Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	500	477,185
New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (School District Financing
	Program), Series B, 5%, 4/01/36 (l)	500	492,700
	New York State Dormitory Authority, State Personal Income
	Tax Revenue Bonds (Education), Series A, 5%, 3/15/38	125	125,375
	New York State Dormitory Authority, State Personal Income
	Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	300	322,281
	New York State Dormitory Authority, State Supported Debt
	Revenue Bonds (Mental Health Services Facilities), Series A,
	5%, 2/15/22 (l)	335	350,169
	New York State Dormitory Authority, State Supported Debt
	Revenue Bonds (Mental Health Services Facilities), Series B,
	5%, 2/15/33 (l)	350	349,492
	New York State, GO, Series A, 5%, 2/15/39	500	505,720
New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series A, 5.25%, 3/15/12 (e)	5,000	5,536,700

BlackRock New York Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series B, 5%, 3/15/37	$ 1,000	$ 1,005,050
			9,164,672
Tobacco - 8.7%	New York Counties Tobacco Trust III, Tobacco Settlement Pass-
	Through Bonds, 6%, 6/01/43	1,445	1,155,422
	TSASC, Inc., New York, TFABS, Series 1, 5.75%,
	7/15/12 (e)	2,000	2,262,680
			3,418,102
Transportation - 16.2%	Metropolitan Transportation Authority, New York, Dedicated
	Tax Fund Revenue Bonds, Series A, 5.625%, 11/15/39	250	259,957
	Metropolitan Transportation Authority, New York, Dedicated
	Tax Fund Revenue Bonds, Series B, 5%, 11/15/34	250	249,280
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series B, 4.50%, 11/15/37	250	215,205
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series C, 6.50%, 11/15/28	500	553,590
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5.125%, 11/15/31	2,500	2,462,250
Port Authority of New York and New Jersey, Consolidated
	Revenue Bonds, AMT, 126th Series, 5.25%, 5/15/37 (a)(b)	2,750	2,588,878
			6,329,160
Utilities - 15.4%	Long Island Power Authority, New York, Electric System
	Revenue Bonds, Series C, 5.25%, 9/01/29 (n)	500	511,270
Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	250	268,242
Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 6.25%, 4/01/33	100	111,282
New York City, New York, City Municipal Water Finance
	Authority, Second General Resolution, Water and Sewer System
	Revenue Bonds, Series AA, 4.50%, 6/15/37 (a)	250	228,093
New York City, New York, City Municipal Water Finance
Authority, Second General Resolution, Water and Sewer
	System, Revenue Refunding Bonds, Series DD,
	4.75%, 6/15/35	750	716,535
New York City, New York, City Municipal Water Finance
	Authority, Water and Sewer System Revenue Bonds, Series A,
	5.25%, 6/15/11 (b)(e)	2,500	2,718,475
New York City, New York, City Municipal Water Finance
	Authority, Water and Sewer System Revenue Bonds, Series A,
	5.75%, 6/15/40	400	428,972
	New York State Environmental Facilities Corporation, State
	Clean Water and Drinking Revenue Refunding Bonds (New York
	City Water Project), Series D, 5.125%, 6/15/31	1,000	1,013,600
			5,996,469
	Total Municipal Bonds in New York		49,943,225

BlackRock New York Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Guam - 1.1%
Tobacco - 0.4%	Guam Economic Development and Commerce Authority,
	Tobacco Settlement Asset-Backed Revenue Refunding
	Bonds, 5.625%, 6/01/47	$ 200	$ 146,348
Utilities - 0.7%	Guam Government Waterworks Authority, Water and
	Wastewater System, Revenue Refunding Bonds,
	5.875%, 7/01/35	350	283,419
	Total Municipal Bonds in Guam		429,767
Multi-State - 7.0%
Housing - 7.0%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (o)(p)	2,500	2,716,275
	Total Municipal Bonds in Multi-State		2,716,275
Puerto Rico - 15.2%
State - 12.2%	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Tax Revenue Bonds, CABS, Series A,
	4.356%, 7/01/37 (c)(q)	2,000	241,340
	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Tax Revenue Bonds, CABS, Series A,
	4.998%, 7/01/44 (c)(q)	2,000	141,520
Puerto Rico Commonwealth, Public Improvement, GO,
	Series A, 5.125%, 7/01/31	1,825	1,574,884
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D,
	5.25%, 7/01/12 (e)	1,980	2,179,287
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D,
	5.25%, 7/01/27	720	638,323
			4,775,354
Tobacco - 0.9%	Children's Trust Fund Project of Puerto Rico, Tobacco
	Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	500	365,905
Transportation - 2.1%	Puerto Rico Commonwealth Highway and Transportation
	Authority, Transportation Revenue Refunding Bonds,
	Series D, 5.25%, 7/01/12 (e)	750	827,873
	Total Municipal Bonds in Puerto Rico		5,969,132
	Total Municipal Bonds - 151.4%		59,058,399
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (r)
New York - 6.4%
Housing - 6.4%	New York State Mortgage Agency Revenue Bonds, AMT,
	Series 101, 5.40%, 4/01/32	2,557	2,478,773
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 6.4%		2,478,773
	Total Long-Term Investments (Cost - $62,167,142) - 157.7%		61,537,172

BlackRock New York Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Short-Term Securities	Shares	Value
Money Market Fund - 1.4%	CMA New York Municipal Money
	Fund, 0.04% (s)(t)	537,211	$ 537,211
	Total Short-Term Securities (Cost - $537,211) - 1.4%		537,211
	Total Investments (Cost - $62,704,353*) - 159.1%		62,074,383
	Other Assets Less Liabilities - 1.6%		626,297
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (3.3)%		(1,280,481)
	Preferred Shares, at Redemption Value - (57.4)%		(22,401,777)
	Net Assets Applicable to Common Shares - 100.0%		$ 39,018,422

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009,

as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 61,298,718
Gross unrealized appreciation	$ 2,678,685
Gross unrealized depreciation	(3,182,237)
Net unrealized depreciation	$ (503,552)

(a) NPFGC Insured.
(b) FGIC Insured.

(c) AMBAC Insured.

(d) Assured Guaranty Insured.

(e) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f) ACA Insured.

(g) Non-income producing security.

(h) Issuer filed for bankruptcy and/or is in default of interest payments.

(i) Radian Insured.

(j) XL Capital Insured.

(k) FHA Insured.

(l) FSA Insured.

(m) BHAC Insured.

(n) CIFG Insured.

(o) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(p) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(q) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(r) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(s) Represents the current yield as of report date.

(t) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New York Municipal Money Fund	(591,383)	$2,260

BlackRock New York Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the
Trust's investments:

Investments in
	Valuation Inputs	Securities
Assets
Level 1		$ 537,211
Level 2		61,537,172
Level 3		-
Total		$ 62,074,383

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Bond Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: July 15, 2009